Other operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income
Schedule of other operating income expense

	Note	12.31.22	12.31.21	12.31.20
Other operating income
Income from customer surcharges		3,031	3,771	4,556
Commissions on municipal taxes collection		673	700	658
Fines to suppliers		118	229	—
Services provided to third parties		616	482	707
Related parties	30.a	—	—	127
Recovery of provision for contingences		—	—	610
Income from non-reimbursable customer contributions		62	91	78
Expense recovery		50	61	208
Construction plan Framework agreement	2.d	3,013	4,012	—
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations	2.c	2,650	—	—
Other		195	85	137
Total other operating income		10,408	9,431	7,081

Other operating expense
Gratifications for services		(227)	(1,682)	(150)
Cost for services provided to third parties		(546)	(218)	(282)
Severance paid		(102)	(71)	(72)
Debit and Credit Tax		(1,947)	(2,081)	(2,406)
Provision for contingencies	34	(4,405)	(4,580)	(2,616)
Disposals of property, plant and equipment		(348)	(485)	(442)
Refund of fines to suppliers		—	—	(380)
Other		(45)	(402)	(273)
Total other operating expense		(7,620)	(9,519)	(6,621)